Annual Total Returns [BarChart] - 1290 Retirement 2030 Fund - Class I Shares	Mar. 01, 2021
Bar Chart Table:
Annual Return 2018	(4.29%)
Annual Return 2019	19.99%
Annual Return 2020	6.74%